RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the Company entered into the transactions below with related parties.
(a)Brookfield Reinsurance agreements
The Company has an outstanding equity commitment in the amount of $2.0 billion from Brookfield to fund future growth, which the Company may draw on from time to time. As of December 31, 2023 and 2022, there were no amounts drawn under the equity commitment.
The Company has a revolving credit facility with Brookfield under the Brookfield Credit Agreement. Refer to Note 21 for more details.
The following table reflects the related party agreements and transactions involving Brookfield included in the statements of operations:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Credit agreement fees with Brookfield	$—	$—	$—
Support agreement fees with Brookfield	—	—	—
Rights agreement fees to Brookfield	—	—	—
Administration fees with Brookfield	7.7	2.0	0.4
Investment management fees to Brookfield	64.0	40.0	4.0
Brookfield licensing agreement fees	—	—	—
Outsourcing fees paid to Brookfield	0.9	1.0	0.3
Outsourcing arrangements payable	—	0.7	0.5
(b)Other related party transactions
During the current year, the Company and its subsidiaries, in aggregate, purchased related party investments of $6.6 billion (2022 – $3.3 billion) of which $1.6 billion (2022 – nil) relates to a contributed investment associated with a Brookfield real estate private fund. Investment transactions with related parties are accounted for in the same manner as those with unrelated parties in the financial statements.
The Company had $266 million of cash on deposit with wholly-owned subsidiaries of Brookfield as of December 31, 2023 (2022 – $779 million).